Document and Entity Information	9 Months Ended
Mar. 31, 2012
Entity Registrant Name	Australia Acquisition Corp
Entity Central Index Key	0001499593
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Trading Symbol	aacou
Entity Common Stock, Shares Outstanding	0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Balance Sheet (USD $)	Mar. 31, 2012	Jun. 30, 2011
Assets
Cash	$ 396,414	$ 608,318
Prepaid expenses	2,736	55,518
Total current assets	399,150	663,836
Restricted cash held in trust	64,661,840	64,670,391
Total assets	65,060,990	65,334,227
Liabilities and Shareholders' Equity
Accounts payable and accrued expenses	79,954	53,730
Total current liabilities	79,954	53,730
Ordinary shares subject to possible redemption, 5,887,999 shares (at redemption value)	59,488,883	59,496,750
Commitments
Shareholders' equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized; none issued and outstanding	0	0
Ordinary shares, $0.001 par value, 49,000,000 shares authorized; 8,533,333 shares issued and outstanding (includes 5,887,999 shares subject to possible redemption)	8,534	8,534
Additional paid-in capital	6,017,589	6,009,721
Deficit accumulated during the development stage	(533,970)	(234,508)
Total shareholders' equity	5,492,153	5,783,747
Total liabilities and shareholders' equity	$ 65,060,990	$ 65,334,227

Balance Sheet [Parenthetical] (USD $)	Mar. 31, 2012	Jun. 30, 2011
Redemption of ordinary shares issued	5,887,999	5,887,999
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary stock, shares authorized	49,000,000	49,000,000
Ordinary stock, shares issued	8,533,333	8,533,333
Ordinary stock, shares outstanding	8,533,333	8,533,333

Statements of Operations (USD $)	3 Months Ended		8 Months Ended	9 Months Ended	20 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of revenue	0	0	0	0	0
Gross profit (loss)	0	0	0	0	0
Formation and operating costs	119,596	106,899	183,342	290,911	555,810
Loss before interest income	(119,596)	(106,899)	(183,342)	(290,911)	(555,810)
Change in fair value of cash equivalents in trust account	3,348	20,300	26,980	(8,551)	21,840
Net loss	$ (116,248)	$ (86,599)	$ (156,362)	$ (299,462)	$ (533,970)
Basic and diluted net loss per ordinary share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average ordinary shares outstanding - basic and diluted (in shares)	8,533,333	8,533,333	6,005,637	8,533,333	7,517,298

Statement of Changes in Shareholders' Equity (USD $)	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Sale of ordinary shares issued to initial shareholders at Jul. 28, 2010	$ 3,067	$ 21,933	$ 0	$ 25,000
Sale of ordinary shares issued to initial shareholders (in shares) at Jul. 28, 2010	3,066,667
Redemption of initial ordinary shares	(933)	933	0	0
Redemption of initial ordinary shares (in shares)	(933,334)
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption)	6,400	61,483,605	0	61,490,005
Sale of 6,400,000 units, net of underwriters' discount and offering expenses (including 5,887,999 shares subject to possible redemption) (in shares)	6,400,000
Net proceeds subject to possible redemption of 5,887,999 shares	0	(59,496,750)	0	(59,496,750)
Sale of private placement warrants	0	4,000,000	0	4,000,000
Net loss	0	0	(234,508)	(234,508)
Balance at Jun. 30, 2011	8,534	6,009,721	(234,508)	5,783,747
Balance (in shares) at Jun. 30, 2011	8,533,333
Change in value of shares subject to possible redemption	0	7,868	0	7,868
Net loss	0	0	(299,462)	(299,462)
Balance at Mar. 31, 2012	$ 8,534	$ 6,017,589	$ (533,970)	$ 5,492,153
Balance (in shares) at Mar. 31, 2012	8,533,333

Statement of Changes in Shareholders' Equity [Parenthetical]	11 Months Ended
Jun. 30, 2011
Redemption of shares	5,887,999

Statement of Cash Flows (USD $)	8 Months Ended	9 Months Ended	20 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012
Cash flows from operating activities:
Net loss	$ (156,362)	$ (299,462)	$ (533,970)
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in prepaid expenses	0	52,782	(2,736)
Change in fair value of cash equivalents in trust account	(26,980)	8,551	(21,840)
Increase in accounts payable and accrued expenses	46,086	26,225	79,954
Net cash used in operating activities	(137,256)	(211,904)	(478,592)
Cash flows from investing activities:
Cash transferred to trust account	(64,640,000)	0	(64,640,000)
Cash flows from financing activities:
Proceeds from notes payable to shareholders	200,000	0	200,000
Repayment of notes payable - shareholder	(200,000)	0	(200,000)
Proceeds from sale of initial ordinary shares	25,000	0	25,000
Proceeds from public offering of units	64,000,000	0	64,000,000
Proceeds from sale of insider warrants	4,000,000	0	4,000,000
Payment of offering costs	(2,509,994)	0	(2,509,994)
Net cash provided by financing activities	65,515,006	0	65,515,006
Net (decrease) increase in cash	737,750	(211,904)	396,414
Cash beginning of period	0	608,318	0
Cash end of period	737,750	396,414	396,414
Supplemental disclosures of non-cash financing activities:
Accrual for offering costs	0	0	0
Deferred underwriter's discount	$ 960,000	$ 0	$ 0

Organization and Nature of Business Operations	9 Months Ended
Mar. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Nature of Business Operations

Australia Acquisition Corp. (a corporation in the development stage) (the “Company”) was incorporated in the Cayman Islands on July 29, 2010. The Company was formed to acquire, or acquire control of, through a merger, stock exchange, asset acquisition or similar business transaction one or more currently unidentified operating businesses or assets (“Business Transaction”). The Company is considered to be in the development stage as defined in FASB Accounting Standard Codification (“FASB ASC”) 915 “Development Stage Enterprises,” and is subject to the risks associated with activities of development stage companies.

The Company’s efforts in identifying a prospective Target Business (as defined below) will not be limited to a particular industry or geographic region; however, it expects to focus on businesses that have their primary operations located in the Commonwealth of Australia in the Company’s targeted industry sectors, which encompasses the following: mining, financial services and media, entertainment and leisure.

The Company is currently evaluating Business Transaction candidates. All activity through March 31, 2012 relates to the Company’s formation and initial public offering (the “Offering”) described below and identifying and investigating prospective Target Businesses with which to consummate a Business Transaction. As used herein, “Target Business” shall mean one or more businesses or assets that the Company may target for a Business Transaction. There can be no assurance that the Company will be able to successfully effect a Business Transaction.

The Company will not generate any operating revenues until after completion of its initial Business Transaction, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents including interest earned on amounts in the Trust Account (as defined below).

The Company consummated the Offering on November 19, 2010 and received proceeds of $61.49 million, net of the underwriters’ commissions of $1.76 million and offering costs and other expenses of approximately $750,000. The Company sold to the public 6,400,000 Units (as defined in Note 4) at a price of $10.00 per Unit. Immediately prior to the consummation of the Offering, the Company consummated the private sale of 8,000,000 Insider Warrants (as defined in Note 5) to the Company’s executive officers and directors at a price of $0.50 per Insider Warrant, generating gross proceeds of $4.0 million (the “Private Placement”). Net proceeds received by the Company from the consummation of both the Offering and the Private Placement (collectively, the “Offerings”) totaled $65.49 million.

Upon the closing of the Offerings, $64.64 million was placed in a trust account (“Trust Account”) at J.P. Morgan Chase Bank N.A. and maintained by Continental Stock Transfer & Trust Company as trustee and invested in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (“Investment Company Act”), having a maturity of 180 days or less, or in money market funds selected by the Company meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act. The funds in the Trust Account will not be released until the earlier of the consummation of a Business Transaction or the Company’s liquidation if the Company is unable to consummate a Business Transaction by August 15, 2012; provided, however, the Company shall be permitted to draw amounts from the interest earned on the funds in the Trust Account that the Company needs to pay its income or other tax obligations and any remaining interest that the Company needs for its working capital requirements. The proceeds of the Offerings held outside of the Trust Account may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offerings, although substantially all of the net proceeds of the Offerings are intended to be generally applied toward consummating a Business Transaction with one or more Target Businesses that collectively have a fair market value of at least 80% of the value of the Trust Account (excluding taxes payable on the income earned on the Trust Account) at the time of the agreement to enter into such Business Transaction.

The Company, after signing a definitive agreement for the acquisition of one or more Target Businesses, might not submit the transaction for shareholder approval. If no shareholder approval is sought, the Company will proceed with a Business Transaction if it is approved by its board of directors and holders of less than 92% of the Company’s public Ordinary Shares exercise their redemption rights.  The Company will conduct the redemptions without a shareholder vote pursuant to the tender offer rules. In connection with redemptions under the tender offer rules, public shareholders properly exercising their redemption rights shall be entitled to receive a per share pro rata portion of the Trust Account (excluding interest). In the event that the Company seeks shareholder approval in connection with its Business Transaction, the Company will proceed with a Business Transaction only if a majority of the outstanding Ordinary Shares (as defined in Note 4) voted are voted in favor of the Business Transaction and holders of less than 92% of the Company’s public Ordinary Shares exercise their redemption rights. However, the Company's officers’, directors’ or their affiliates’ participation in privately-negotiated transactions (as described in the prospectus relating to the Offering), if any, could result in the approval of a Business Transaction even if the holders of a majority of the Company’s public Ordinary Shares either vote against, or indicate their intention to vote against, or the holders of 92% or more of the Company’s public Ordinary Shares exercise or indicate their intention to exercise their redemption rights in connection with such Business Transaction. If the Company seeks shareholder approval of a Business Transaction, because the Company is a foreign private issuer and is required to comply with the foreign private issuer rules, the public shareholders will be required to exercise their redemption rights in accordance with the tender offer rules. In connection with a shareholder vote and redemption under the tender offer rules, if a Business Transaction is approved and consummated: public shareholders voting in favor of or against the Business Transaction and electing to redeem Ordinary Shares shall be entitled to receive a per share pro rata portion of the Trust Account (excluding interest). The Ordinary Shares subject to possible redemption have been recorded at fair value and classified as temporary equity, in accordance with FASB ASC 480-10. The Company’s Initial Shareholders (as defined in Note 5) consisting of all of the officers and directors have agreed, in the event the Company seeks shareholder approval of its Business Transaction, to vote their Initial Ordinary Shares (as defined in Note 5) in favor of a Business Transaction. The Company’s officers and directors have also agreed to vote Ordinary Shares acquired by them in the Offering or in the aftermarket in favor of a Business Transaction submitted to the Company’s shareholders for approval.

The Company’s memorandum and articles of association, as amended, provide that if after 21 months from the date of the prospectus relating to the Offering the Company has not completed a Business Transaction, it will go through an automatic liquidation. This has the same effect as if the Company’s board of directors and shareholders had formally voted to approve its voluntary winding up under the Companies Law in the Cayman Islands. As a result, no vote would be required from the Company’s shareholders to commence such a voluntary winding up. In the event of liquidation, it is likely that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be less than the price per share in the Offering (assuming no value is attributed to the Warrants contained in the Units offered in the Offering discussed in Note 4).

Summary of Significant Accounting Policies	9 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

Note 2 — Summary of Significant Accounting Policies

Basis of presentation

The financial statements of the Company are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). The Company has selected June 30 as its fiscal year end.

Development Stage Company

The Company complies with the reporting requirements of FASB ASC 915-10. At March 31, 2012, the Company had not commenced any operations nor generated revenue to date, other than interest on the trust fund balance. All activity through March 31, 2012 relates to the Company’s formation and the Offering and identifying and investigating prospective Target Businesses with which to consummate a Business Transaction.

Fair Value of Financial Instruments

The fair values of the Company’s assets and liabilities that qualify as financial instruments under U.S. GAAP, approximate their carrying amounts presented in the accompanying balance sheet.

Net Loss per Common Share

The Company complies with accounting and disclosure requirements of FASB ASC 260-10. Net loss per share is computed by dividing net loss by the weighted average number of Ordinary Shares outstanding for the period.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

The Company carries its investments in marketable debt and equity securities at fair value, based on quoted market prices. Security transactions are recorded on a trade date basis. Unrealized gains and losses are included in the statements of activities.

Income Taxes

The Company follows the provisions of FASB ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return. FASB ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. There were no adjustments related to uncertain tax positions recognized during the period July 29, 2010 (inception) to March 31, 2012.

New Accounting Pronouncements

The Company’s management does not believe that any recently issued, but not yet effective, accounting standards, if adopted, would have a material effect on the accompanying financial statements.

Per Share Information	9 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

Note 3 – Per Share Information

Basic Earnings per Ordinary Share (“Basic EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares outstanding.  Diluted Earnings per Ordinary Share (“Diluted EPS”) is computed by dividing net income by the weighted-average number of Ordinary Shares, and dilutive Ordinary Share equivalents and convertible securities then outstanding.  GAAP requires the presentation of both Basic EPS and Diluted EPS on the face of the Company’s Condensed Statements of Income.  Ordinary Share equivalents totaling 14,400,000 were excluded from the computation of Diluted EPS for the three months ended March 31, 2012 and for the period from July 29, 2010 (inception) to March 31, 2012, as their effect on the computation of Diluted EPS would have been anti-dilutive.

The following table sets forth the computation of basic and diluted per share information:

	For the Three Months Ended March 31, 2012		For the Three Months Ended March 31, 2011		For the Nine Months Ended March 31, 2012		For the period July 29, 2010 (Inception) to March 31, 2011		For the period July 29, 2010 (Inception) to March 31, 2012
Numerator:
Net income (loss):		$(116,248)		$(86,599)		$(299,462)		$(156,362)		$(533,970)
Denominator:
Weighted-average Ordinary Shares outstanding		8,533,333		8,533,333		8,533,333		6,005,637		7,517,298
Net income (loss) per share:
Basic and diluted	$	NIL	$	NIL	$	NIL	$	NIL	$	NIL

Initial Public Offering	9 Months Ended
Mar. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering [Text Block]

Note 4 —Initial Public Offering

On November 19, 2010, the Company sold to the public 6,400,000 units (“Units”) at a price of $10.00 per unit. Each Unit consists of one ordinary share, $0.001 par value (“Ordinary Share”), of the Company, and one redeemable Ordinary Share purchase warrant (“Warrant”). Each Warrant entitles the holder to purchase from the Company one Ordinary Share at an exercise price of $11.50 (a) commencing on the later of (i) the completion of a Business Transaction with a Target Business and (ii) one year from the effective date of prospectus relating to the Offering and (b) expiring five years from the date of the Business Transaction, unless earlier redeemed. The Warrants are redeemable at a price of $0.01 per Warrant upon 30 days’ notice after the Warrants become exercisable, only in the event that the last sale price of the Ordinary Shares is at least $17.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is sent. In accordance with the warrant agreement relating to the Warrants, the Company is only required to use its best efforts to maintain the effectiveness of the registration statement covering the Ordinary Shares issuable upon exercise of the Warrants. The Company will not be obligated to deliver securities, if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Warrant shall not be entitled to exercise such Warrant and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the warrant exercise. Consequently, the Warrants may expire unexercised and unredeemed. Notwithstanding the foregoing, if a registration statement covering the Ordinary Shares issuable upon exercise of the Warrants is not effective within a specified period following the consummation of a Business Transaction, the holders of the Warrants may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise Warrants on a cashless basis.

Related Party Transactions	9 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 5 — Related Party Transactions

On July 29, 2010, in connection with the formation of the Company, the Company issued 3,066,667 Ordinary Shares to Ziegler Asset Partners Trust, an affiliate of Peter Ziegler, the Company’s chairman and chief executive officer, for an aggregate of $25,000 in cash, in a private placement (the “Initial Ordinary Shares”). In August 2010, Ziegler Asset Partners Trust entered into an agreement to transfer an aggregate of 406,334 Initial Ordinary Shares for nominal consideration to Charbel Nader, the Company’s executive vice president, Brett Chenoweth, the Company’s then executive vice president, E. Stephen Streeter, the Company’s chief financial officer and executive vice president, Ian Zimmer, a director of the Company, and Peter O’Brien, a director of the Company. Subsequently, on November 15, 2010, the Company redeemed from its Initial Shareholders (as defined below), at nominal cost to the Company, an aggregate of 613,334 of such Initial Ordinary Shares, that the Company has cancelled. On December 1, 2010, the Company redeemed, from its Initial Shareholders (as defined below), at a nominal cost to the Company, an aggregate of 320,000 Initial Ordinary Shares as a result of the underwriters’ decision not to exercise the Over-Allotment Option.

On July 20, 2010, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 to Ziegler Asset Partners Pty. Ltd., an affiliate of Mr. Ziegler, the Company’s chairman and chief executive officer. The note was non-interest bearing and payable on the earlier of July 29, 2011 or the consummation of the Offering. Due to the short-term nature of the note, the fair value of the note approximated its carrying amount of $150,000. In October 2010, Ziegler Asset Partners Pty. Ltd. advanced the Company an aggregate of $50,000, payable on demand without interest, to pay certain vendors and other costs of the Offering. On November 19, 2010, the Company repaid in full the promissory note and advance.

The Company’s officers and directors purchased warrants (“Insider Warrants”) exercisable for 8,000,000 Ordinary Shares at a purchase price of $0.50 per Insider Warrant directly from the Company immediately prior to the consummation of the Offering and not as part of the Offering. All of the proceeds from the sale of the Insider Warrants were placed in the Trust Account. The Insider Warrants are identical to the Warrants included in the Units sold in the Offering, except that the Insider Warrants: were placed in escrow; are subject to transfer restrictions; are non-redeemable by the Company so long as they are held by the Company’s officers and directors or their permitted transferees; and may be exercised by the Company’s officers and directors or their permitted transferees on a cashless basis.

Additionally, the Company’s officers and directors have agreed that the Insider Warrants will not be sold or transferred by them until 90 days after the Company has completed a Business Transaction. The Company believes based on a review of the trading prices of the public warrants of other “blank check” companies similar to the Company, that the purchase price of $0.50 per Insider Warrant is not less than the approximate fair value of such Insider Warrants on the date of issuance. Therefore, the Company did not record stock-based compensation expense upon the sale of the Insider Warrants.

The holders of the Company’s Ordinary Shares issued and outstanding prior to the consummation of the Offering (the “Initial Shareholders”), as well as the holders of the Insider Warrants (and underlying securities), will be entitled to registration rights pursuant to an agreement entered into on the date of the consummation of the Offering. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Ordinary Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these Ordinary Shares are to be released from escrow. The holders of a majority of the Insider Warrants (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Transaction. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Transaction. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

The Company agreed to pay Ziegler Asset Partners a monthly fee of $10,000 for office space and related administrative and support services, including but not limited to receptionist, secretarial and general office services, commencing on the date of the consummation of the Offering and continuing until the earlier to occur of: (i) the consummation of a Business Transaction, (ii) 21 months or (iii) the date on which the Company ceases its corporate existence in accordance with the Company’s Memorandum and Articles of Association, as amended. Mr. Ziegler, the Company’s chairman of the board and chief executive officer, is the president of Ziegler Asset Partners.

Mr. Ziegler, the Company’s chairman of the board and chief executive officer, has agreed that he will be liable to the Company if and to the extent any insurance it may procure is inadequate to cover any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company discussed entering into or entered into a transaction agreement reduce the amounts in the trust account to below $10.10 per share, except as to any claims by a third party who executed a waiver of any and all rights to seek access to the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of the Offering against certain liabilities, including liabilities under the Securities Act of 1933. In the event that an executed waiver is deemed to be unenforceable against a third party, Mr. Ziegler will not be responsible to the extent of any liability for such third party claims.  The Company currently does not have any executed waiver agreements, but it will seek to obtain them from all of its vendors, service providers and prospective Target Businesses.

In addition, in the event the Company is forced to liquidate and does not have sufficient funds from its remaining assets outside of the Trust Account, Mr. Ziegler has agreed to advance the Company the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the Trust Account to the Company’s public shareholders (currently anticipated to be no more than approximately $25,000) and has agreed not to seek repayment for such expenses.

Commitments	9 Months Ended
Mar. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 6 — Commitments

The Company agreed to pay the underwriters of the Offering underwriting discounts and commissions equal to 4.25% of the gross proceeds of the Offering, 2.75% of which was paid at the closing of the Offering and 1.5% of which is payable to Cohen & Company Capital Markets, LLC, as the representative of the underwriters solely upon consummation of a Business Transaction (the “Deferred Underwriting Discount”). The Deferred Underwriting Discount was deposited in the Trust Account. On June 14, 2011, pursuant to an arrangement with the representative of the underwriters to provide special financial advisory services in connection with a potential Business Transaction, the underwriters waived their right to receive the Deferred Underwriting Discount.

The underwriters were granted a 45-day option to purchase up to 960,000 Units (over and above the 6,400,000 Units referred to above) at the Offering price less underwriting discounts and commissions, solely to cover over-allotments (the “Over-Allotment Option”), if any. On December 1, 2010, the representative of the underwriters notified the Company of its intention not to exercise the Over-Allotment Option.

On November 19, 2010, in connection with the Offering, the Company sold for $100 to Cohen & Company Capital Markets, LLC, as the representative of the underwriters, an option (the “Unit Purchase Option”) to purchase 640,000 Units (equivalent to 10% of the total number of Units sold in the Offering) at an exercise price of $15.00 per Unit (150% of the public offering price). The Units issuable upon exercise of the Unit Purchase Option are identical to the Units sold in the Offering. This Unit Purchase Option is exercisable commencing on the later of the consummation of a Business Transaction and one year from the date of the Offering and expires five years from the date of the Offering. The Company has accounted for the fair value of the Unit Purchase Option, net of the receipt of the $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimates that the fair value of the Unit Purchase Option is approximately $2.02 per unit using a Black-Scholes option-pricing model.

The fair value of the Unit Purchase Option is estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.73% and (3) expected life of 5 years. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described in Note 4 above), such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of cash.

The Company will have no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or underlying Warrants, as applicable, will expire worthless.

On November 19, 2010, in connection with the Offering the Company granted Cohen & Company Capital Markets, LLC a right of first refusal to act as lead underwriter or as a co-manager with at least 50% of the economics (or, in the case of a three-handed deal, 33% of the economics) for any and all public and private equity and debt offerings by the Company or its successors, during the period commencing on consummation of the Offering and terminating 12 months after the completion of an initial Business Transaction but in no instance longer than 36 months from the effective date of the prospectus relating to the Offering. Notwithstanding, such right of first refusal does not apply to offerings to be led outside of the United States.

Preferred Stock	9 Months Ended
Mar. 31, 2012
Equity [Abstract]
Preferred Stock [Text Block]

Note 7 — Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.

Ordinary Shares	9 Months Ended
Mar. 31, 2012
Ordinary Shares [Abstract]
Ordinary Shares [Text Block]

Note 8 — Ordinary Shares

On July 29, 2010, in connection with the formation of the Company, the Company issued 3,066,667 Initial Ordinary Shares to the Ziegler Asset Partners Trust, an affiliate of Mr. Ziegler, the Company’s chairman of the board and chief executive officer, for an aggregate of $25,000 in cash, in a private placement. In August 2010, Ziegler Asset Partners Trust entered into an agreement to transfer an aggregate of 406,334 Initial Ordinary Shares for nominal consideration to Mr. Nader, the Company’s executive vice president, Mr. Chenoweth, the Company’s then executive vice president, Mr. Streeter, the Company’s chief financial officer and executive vice president, Prof. Zimmer, a director of the Company, and Mr. O’Brien, a director of the Company. Subsequently, on November 15, 2010, the Company redeemed from its Initial Shareholders, at nominal cost to the Company, an aggregate of 613,334 of such Initial Ordinary Shares, that the Company has cancelled.

On December 1, 2010, the Company redeemed, from its Initial Shareholders, at a nominal cost to the Company, an aggregate of 320,000 Initial Ordinary Shares as a result of the underwriters’ decision not to exercise the Over-Allotment Option. The Company redeemed these Initial Ordinary Shares in order to maintain the Initial Shareholders’ collective 25% ownership interest in the Company’s Ordinary Shares after giving effect to the Offering and the non-exercise of the underwriters’ over-allotment option.

Investment in Trust Account	9 Months Ended
Mar. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]

Note 9 —Investment in Trust Account

Subsequent to the Offering on November 19, 2010 (see note 4), an amount of $64,640,000, of the net proceeds of the Offering was deposited in an interest-bearing trust account and invested only in United States “government securities” within the meaning of Section 2(a)(16) of the Investment Company Act having a maturity of 180 days or less until the earlier of (i) the consummation of a Business Combination or (ii) liquidation of the Company.

Investments at March 31, 2012 consist of the following:

	Cost	Gross Unrealized Holding Gain (Loss)	Fair Value
Fixed income securities:
U.S. Treasury Securities	$64,661,202	$638	$64,661,840

Fair Value Measurements	9 Months Ended
Mar. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 10 — Fair Value Measurements

The Company adopted ASC 820, “Fair Value Measurement” for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability:

Description	March 31, 2012	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Restricted cash equivalents held in Trust Account	64,661,840	64,661,840	—	—

Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 11 – Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through April , 2012, the date the accompanying financial statements became available to be issued.  There were no other significant subsequent events requiring disclosure.